Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long Term Investments [Line Items]
Re-measurement gain or loss of equity investments	¥ 0		¥ 0	¥ 86,700,000
Impairment charges for long-term investments	343,729,000	$ 49,153	486,456,000	278,891,000
Equity investments without readily determinable fair value carrying amount	19,200,000		0	10,200,000
Disposal gain	15,400,000		11,000,000	3,900,000
Loss from equity method investments	37,300,000	$ 5,332	40,471,000	112,142,000
Gain or loss from the change in fair value	39,200,000		700,000	158,400,000
Fair Value, Inputs, Level 3 [Member]
Long Term Investments [Line Items]
Impairment charges for long-term investments	320,700,000		486,500,000	¥ 278,900,000
Minimum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	0		0
Maximum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	¥ 1,441,200,000		¥ 1,187,600,000